Summary of Tax Rate Reconciliation From Continuing Operation (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Profit (loss) before taxes		R$ (9,087,088)	R$ 21,340,608	R$ (5,557,540)
Income tax and social contribution
Income tax and social contribution on taxed income		3,089,610	(7,255,807)	1,889,564
Equity in investees		(1,759)	(4,587)	(147)
Tax incentives (basically, operating profit)	[1]	1,263	3,068	14,008
Permanent deductions (add-backs)	[2]	(312,512)	13,285,260	148,424
Reversal of (Allowance for) impairment losses on deferred tax assets	[3]	(2,474,232)	(2,757,044)	(2,717,564)
Tax effects of deferred tax assets of foreign subsidiaries	[4]	(310,389)	4,057	(432,907)
Income tax and social contribution effect on profit or loss		R$ (8,019)	R$ 3,274,947	R$ (1,098,622)

[1]	Refers basically to the exploration profit recognized in the profit or loss of subsidiary Oi Móvel pursuant to Law 11638/2007.
[2]	In 2019, the tax effects from permanent add-backs are represented mainly by the recognition of the fair value adjustment to the restructured liabilities included in the JRP. In 2018 the main tax effects from permanent deductions arising from the recognition of the restructuring of the liabilities included in the JRP.
[3]	Refers to the reversal (recognition) of the allowance for the realizable value (impairment) of deferred tax assets (Note 10).
[4]	Refers to the effects of unrecognized deferred tax assets held by foreign subsidiaries that do not have a history of profitability and/or an expectation to generate taxable income.